CONVERTIBLE NOTES (Details - Change in deriviative) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Debt Disclosure [Abstract]
Fair value of derivative liability, beginning balance	$ 501,824	$ 1,041,484
Change in fair value	539,660
Change in fair value		(906,429)
Extinguishment of fair value of liability		(135,055)
Fair value of derivative liability, ending balance	$ 1,041,484	$ 0